INCOME TAXES (Details - Components of tax OCI) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax attributed to
Financial instruments designated as cash flow hedges	$ (2)	$ (4)	$ 2
Other components of deferred tax expense (income)	(20)	15	(7)
Revaluation surplus
Origination and reversal of temporary differences	(1,117)	(248)	(55)
Income tax relating to changes in revaluation surplus of other comprehensive income for tax rate changes or imposition of new taxes	54	586	19
Total deferred income taxes	$ (1,085)	$ 349	$ (41)